Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Color Cosmetics Brands	Skincare Brands	Total
	RMB
Balance as of December 31, 2020	20,596	-	20,596
Increase in goodwill related to acquisition	-	880,314	880,314
Foreign currency translation adjustments	-	(31,489)	(31,489)
Balance as of December 31, 2021	20,596	848,825	869,421
Increase in goodwill related to acquisition	5,266	-	5,266
Foreign currency translation adjustments	-	(17,542)	(17,542)
Balance as of December 31, 2022	25,862	831,283	857,145